SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of detailed information about basis of consolidation
As of December 31, 2022 and 2021, Credicorp maintains direct interest in the following entities comprise the Group (the individual or consolidated figures of their financial statements are presented in accordance with IFRS and before eliminations for consolidation purposes, except for the elimination of Credicorp’s treasury shares and its related dividends):
Entity	Activity and country of incorporation	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net income (loss)
		2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Grupo Crédito S.A. and Subsidiaries (i)	Holding, Peru	100.00	100.00	211,585,283	218,429,760	181,786,223	191,639,807	29,799,060	26,789,953	4,598,002	3,664,520
Pacífico Compañía de Seguros y Reaseguros S.A and Subsidiaries (ii)	Insurance, Peru	98.86	98.86	15,898,833	16,486,493	13,499,252	14,188,938	2,399,581	2,297,555	445,603	(130,491)
Atlantic Security Holding Corporation and Subsidiaries (iii)	Capital Markets, Cayman Islands	100.00	100.00	9,536,197	11,688,283	7,643,879	9,508,250	1,892,318	2,180,033	228,474	188,060
Credicorp Capital Ltd. and Subsidiaries (iv)	Capital Markets and asset management, Bermuda	100.00	100.00	4,504,629	4,692,121	3,559,262	3,701,411	945,367	990,710	31,089	81,992
CCR Inc.(v)	Special purpose Entity, Bahamas	100.00	100.00	388	105,733	4	104,703	384	1,030	(646)	(254)

(i)
Grupo Crédito is a company whose main activities are to carry out management and administration activities of the Credicorp Group’s subsidiaries and invest in shares listed on the Peruvian Stock Exchange and unlisted shares of Peruvian companies. We present the individual or consolidated figures of their financial statements of its main subsidiaries in accordance with IFRS and before eliminations for consolidation purposes:

Entity	Activity and country of incorporation	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net income (loss)
		2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Banco de Crédito del Perú and Subsidiaries (a)	Banking, Peru	97.74	97.74	193,278,232	199,307,837	170,005,995	178,545,004	23,272,237	20,762,833	4,683,775	3,662,192
Inversiones Credicorp Bolivia S.A. and Subsidiaries (b)	Banking, Bolivia	99.92	99.96	12,740,036	13,839,856	11,826,789	12,952,609	913,247	887,247	80,377	80,752
Prima AFP (c)	Private pension fund administrator, Peru	100.00	100.00	734,966	839,772	238,177	265,185	496,789	574,587	109,511	146,057
Tenpo SpA and Subsidiaries (d)	Holding, Chile	100.00	100.00	242,754	158,328	90,186	43,140	152,568	115,188	(124,748)	(34,362)

a)
BCP was established in 1889 and its activities are regulated by the Peruvian Banking Regulator (Superintendencia de Banca, Seguros y AFP – SBS (the authority that regulates banking, insurance and pension funds activities in Peru, hereinafter “the SBS”).

Its main Subsidiary is Mibanco, Banco de la Microempresa S.A. (hereinafter “MiBanco”), a banking entity in Peru oriented towards the micro and small business sector. As of December 31, 2022, the assets, liabilities, equity and net result of Mibanco amount to approximately S/17,225.4 million, S/14,444.8 million, S/2,780.6 million and S/424.9 million, respectively (S/16,162.6 million, S/13,799.6 million, S/2,363.0 million, and S/266.3 million, respectively December 31, 2021).

b)
Inversiones Credicorp Bolivia S.A. (hereinafter  “ICBSA”) was incorporated in February 2013 and its objective is to make capital investments for its own account or for the account of third parties in companies and other entities providing financial services, exercising or determining the management, administration, control and representation thereof, both nationally and abroad, for which it can invest in capital markets, insurance, asset management, pension funds and other related financial and/or stock exchange products.

Its main Subsidiary is Banco de Crédito de Bolivia (hereinafter “BCB”), a commercial bank which operates in Bolivia. As of December 31, 2022, the assets, liabilities, equity and net result of BCB were approximately S/12,697.8 million, S/11,838.0 million, S/859.8 million and S/68.0 million, respectively (S/13,799.8 million, S/ 12,964.8 million, S/835.0 million and S/72.3 million, respectively as of December 31, 2021).
c)	Prima AFP is a private pension fund, and its activities are regulated by the SBS.

d)
Tenpo SpA (hereinafter “Tenpo”, before “Krealo SpA”) was incorporated in Chile in January 2019; and is oriented to make capital investments outside the country. On July 1, 2019, Tenpo (Krealo SpA) acquired Tenpo Technologies SpA (before “Tenpo SpA”) and Tenpo Prepago S.A. (before “Multicaja Prepago S.A.”).

(ii)
Pacífico Seguros is an entity regulated by the SBS and its activities comprise the contracting and management of all types of general risk and life insurance, reinsurance and property investment and financial operations. Its Subsidiaries are Crediseguro Seguros Personales, Crediseguro Seguros Generales and Pacifico Asiste and it has Pacífico EPS as an associate, which are dynamic participants in the business of multiple and health insurance, respectively.

(iii)
Its main subsidiary is ASB Bank Corp. (merged with Atlantic Security Bank in August 2021, see Note 2(a)), which was incorporated in September 9, 2020 in the Republic of Panama; its main activities are private and institutional banking services and trustee administration, mainly for BCP’s Peruvian customers.

(iv)
Credicorp Capital Ltd. was incorporated in 2012, and its main subsidiaries are Credicorp Capital Holding Peru (owner of Credicorp Capital Perú S.A.A.), Credicorp Holding Colombia (owner of Credicorp Capital Colombia and Mibanco – Banco de la Microempresa de Colombia S.A.), and Credicorp Capital Holding Chile (owner of Credicorp Capital Chile), which carry out their activities in Peru, Colombia and Chile, respectively. We present below the consolidated financial statements in accordance with IFRS and before eliminations for consolidation purposes:

Entity	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net income (loss)
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Credicorp Holding Colombia S.A.S. and Subsidiaries (a)	100.00	100.00	2,889,479	3,288,924	2,322,263	2,608,445	567,216	680,479	16,198	51,723
Credicorp Capital Holding Chile and Subsidiaries (b)	100.00	100.00	1,194,663	1,121,622	1,000,676	933,173	193,987	188,449	12,658	(6,108)
Credicorp Capital Holding Perú S.A. and Subsidiaries (c)	100.00	100.00	374,768	259,348	230,261	135,937	144,507	123,411	5,268	31,046

a)
Credicorp Holding Colombia was incorporated in Colombia on March 5, 2012, and its main purpose is the administration, management and increase of its equity through the promotion of industrial and commercial activity, through investment in other companies or legal persons.

Its main subsidiaries are Credicorp Capital Colombia S.A, which was acquired in Colombia in 2012 and merged with Ultraserfinco S.A. In June 2020. This subsidiary is focused on the activities of commission agents and securities brokers. Likewise, Mibanco – Banco de la Microempresa de Colombia S.A (hereinafter Mibanco Colombia before Banco Compartir S.A.) was acquired in 2019 and merged with Edyficar S.A.S. in October 2020. This subsidiary is focused on granting loans to the micro and small business sector. As of December 31, 2022, and 2021, the direct and indirect interest held by Credicorp and the assets, liabilities, equity and net income were:

Entity	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net income (loss)
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Credicorp Capital Colombia S.A.	100.00	100.00	1,050,130	1,544,956	898,518	1,378,697	151,612	166,259	33,045	37,147
MiBanco – Banco de la Microempresa de Colombia S.A.	87.69	85.58	1,530,270	1,392,887	1,289,569	1,158,575	240,701	234,312	13,513	43,042

b)
Credicorp Holding Chile was incorporated in Chile on July 18, 2012. It aims to invest for long-term profitable purposes, in corporeal goods (movable and immovable property) and incorporeal, located in Chile or abroad. Its main subsidiary is Credicorp Capital Chile S.A.

c)
Credicorp Capital Holding Perú S.A. was incorporated in Peru on October 30, 2014, It aims to be the Peruvian holding of investment banking. Its main subsidiary is Credicorp Capital Perú S.A.A.; which has as its main activity the function of holding shares, participations and transferable securities in general, providing advisory services in corporate and financial matters, and investment in real estate.

(v)
CCR Inc. was incorporated in the year 2000. Its main activity is to manage loans granted to BCP by foreign financial entities, see note 17(viii). These loans matured in the course of 2022 and were guaranteed by transactions carried out by BCP.

Estimated useful lives of property, furniture and equipment
Land is not depreciated. Depreciation is calculated using the straight-line method over the estimated useful lives, which are as follows:

Years
Buildings and other construction	33
Facilities	10
Furniture and fixtures	10
Vehicles and equipment	5
Computer hardware	4

Estimated useful lives of intangible assets
Intangible assets identified as a consequence of the acquisition of subsidiaries are recognized in the consolidated statement of financial position at their fair values determined on the acquisition date and are amortized using the straight-line method over their estimated useful life as follows:
Estimated useful life in years

Customer relationship - Prima AFP (AFP Unión Vida)	20.0
Customer relationship - Credicorp Capital Holding Chile (Inversiones IMT)	22.0
Customer relationship - Edyficar Peru	10.0
Customer relationship - Mibanco	7.0
Customer relationship - Ultraserfinco	9.2
Brand - Mibanco	25.0
Brand - Culqi	5.0
Fund manager contract - Credicorp Capital Colombia	20.0 and 28.0
Fund manager contract - Credicorp Capital Holding Chile (Inversiones IMT)	11.0 and 24.0
Fund manager contract - Ultraserfinco	23.0
Core deposits - Mibanco	6.0
Others	Between 3.0 and 7.5